Document and Entity Information	12 Months Ended
Aug. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Lexaria Bioscience Corp.
Entity Central Index Key	0001348362
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.
Entity Small Business	true
Entity Emerging Growth Company	false